Schedule of Investments (unaudited) July 31, 2019	iShares® Emerging Markets Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 6.0%
AES Tiete Energia SA	1,522,800	$5,176,370
CCR SA	958,800	3,809,616
EDP — Energias do Brasil SA	817,800	4,192,676
Enauta Participacoes SA	2,521,300	8,878,761
Engie Brasil Energia SA	459,250	5,891,670
Transmissora Alianca de Energia Eletrica SA	852,600	6,303,974

		34,253,067

China — 10.5%
Agile Group Holdings Ltd.	6,808,000	8,853,644
Agricultural Bank of China Ltd., Class H	9,870,000	4,022,190
Bank of China Ltd., Class H	9,870,000	4,034,799
China Construction Bank Corp., Class H	4,512,000	3,498,747
China Petroleum & Chemical Corp., Class H	9,208,000	5,952,105
China Power International Development Ltd.	16,356,999	4,116,466
Guangzhou R&F Properties Co. Ltd., Class H	3,948,000	7,212,202
Industrial & Commercial Bank of China Ltd., Class H	5,076,000	3,436,784
Seaspan Corp.(a)	544,824	5,529,964
Shenzhen Investment Ltd.	13,536,000	4,876,342
Sinopec Shanghai Petrochemical Co. Ltd., Class H	14,100,000	4,935,423
Zhejiang Expressway Co. Ltd., Class H	3,384,000	3,294,125

		59,762,791

Czech Republic — 1.4%
CEZ AS	200,502	4,530,077
Komercni Banka AS	95,598	3,710,402

		8,240,479

Greece — 0.7%
OPAP SA	353,628	4,008,164

India — 3.8%
National Aluminium Co. Ltd.	10,736,022	7,109,483
REC Ltd.	3,720,708	7,586,382
Vedanta Ltd.	3,219,630	7,212,982

		21,908,847

Indonesia — 1.7%
Indo Tambangraya Megah Tbk PT	7,839,600	9,410,093

Malaysia — 3.1%
Berjaya Sports Toto Bhd	9,475,213	6,038,970
British American Tobacco Malaysia Bhd	444,900	2,434,470
Malayan Banking Bhd	2,058,600	4,315,253
Telekom Malaysia Bhd(a)	4,709,400	4,667,744

		17,456,437

Mexico — 1.5%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	3,666,000	5,287,839
Nemak SAB de CV(b)	7,134,600	3,307,536

		8,595,375

Philippines — 1.8%
Globe Telecom Inc.	107,160	4,523,305
PLDT Inc.	242,520	5,480,678

		10,003,983

Poland — 0.9%
Powszechny Zaklad Ubezpieczen SA	459,942	4,995,824

Qatar — 2.8%
Barwa Real Estate Co.	4,765,800	4,649,370
Doha Bank QPSC	7,027,440	5,242,639

Security	Shares	Value

Qatar (continued)
United Development Co. QSC	15,778,114	$5,993,217

		15,885,226

Russia — 15.6%
Alrosa PJSC	3,634,240	4,669,750
Federal Grid Co. Unified Energy System PJSC	3,099,830,000	8,992,452
Magnitogorsk Iron & Steel Works PJSC	16,325,400	11,036,745
MMC Norilsk Nickel PJSC	36,509	8,430,268
Mobile TeleSystems PJSC, ADR	889,960	7,270,973
Moscow Exchange MICEX-RTS PJSC	3,312,590	4,865,411
Novolipetsk Steel PJSC, GDR	353,973	8,360,842
PhosAgro PJSC, GDR(c)	298,074	3,716,983
Rostelecom PJSC	2,546,800	3,311,011
Severstal PJSC	816,980	13,251,492
Tatneft PJSC	482,220	5,650,324
VTB Bank PJSC	14,419,290,000	9,661,737

		89,217,988

South Africa — 8.3%
Astral Foods Ltd.	887,139	10,292,972
Coronation Fund Managers Ltd.	2,653,936	7,864,207
Foschini Group Ltd. (The)	294,972	3,456,731
MTN Group Ltd.	1,135,551	9,031,531
RMB Holdings Ltd.	650,290	3,476,319
Telkom SA SOC Ltd.	814,416	4,950,707
Truworths International Ltd.	876,456	3,866,022
Woolworths Holdings Ltd./South Africa	1,198,500	4,650,675

		47,589,164

Taiwan — 20.3%
Asustek Computer Inc.	753,000	5,375,890
AU Optronics Corp.	28,482,000	7,574,927
Casetek Holdings Ltd.	2,563,660	4,245,903
Chong Hong Construction Co. Ltd.	2,020,000	5,814,025
Chunghwa Telecom Co. Ltd.	1,128,000	3,917,737
Far EasTone Telecommunications Co. Ltd.	1,809,000	4,159,557
Farglory Land Development Co. Ltd.	4,794,263	5,881,917
Huaku Development Co. Ltd.	2,643,000	6,944,191
Inventec Corp.	7,332,475	5,494,257
Merry Electronics Co. Ltd.	725,943	3,525,185
Mitac Holdings Corp.	3,948,975	4,108,290
Nanya Technology Corp.	4,794,000	11,408,596
Novatek Microelectronics Corp.	579,000	3,090,930
Radiant Opto-Electronics Corp.	1,410,000	5,577,334
Simplo Technology Co. Ltd.	525,600	4,115,824
Sitronix Technology Corp.	1,013,000	4,446,769
Supreme Electronics Co. Ltd.	7,896,000	7,160,753
Systex Corp.	2,820,000	6,674,664
Taiwan Cement Corp.	2,256,200	3,243,303
Taiwan Mobile Co. Ltd.	1,090,000	3,838,337
Wistron NeWeb Corp.	1,433,707	3,610,145
WPG Holdings Ltd.	4,230,280	5,604,912

		115,813,446

Thailand — 7.7%
Advanced Info Service PCL, NVDR	564,000	3,906,097
Jasmine International PCL, NVDR	43,868,100	8,986,149
Kiatnakin Bank PCL, NVDR	2,650,800	6,291,933
Land & Houses PCL, NVDR	17,371,200	6,382,525
PTT Global Chemical PCL, NVDR	2,227,800	4,382,439
Sansiri PCL, NVDR(a)	162,632,466	7,879,121
Siam Cement PCL (The), NVDR	215,400	3,039,623

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Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Emerging Markets Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Thai Oil PCL, NVDR(a)	1,297,200	$2,910,317

		43,778,204

Turkey — 4.2%
Eregli Demir ve Celik Fabrikalari TAS	7,271,350	9,713,873
Tofas Turk Otomobil Fabrikasi AS	1,685,232	5,963,117
Tupras Turkiye Petrol Rafinerileri AS	318,870	8,026,574

		23,703,564

United Arab Emirates — 3.5%
DAMAC Properties Dubai Co. PJSC(d)	22,870,482	6,350,923
Dubai Investments PJSC	21,847,950	8,148,780
Dubai Islamic Bank PJSC	3,802,699	5,507,632

		20,007,335

Total Common Stocks — 93.8% (Cost: $535,094,161)		534,629,987

Preferred Stocks

Brazil — 3.9%
Cia. de Transmissao de Energia Eletrica Paulista, Preference Shares, NVS	1,494,600	9,612,853
Cia. Energetica de Minas Gerais, Preference Shares, NVS	1,015,273	3,815,436
Telefonica Brasil SA, Preference Shares, NVS	620,400	8,623,537

		22,051,826

Russia — 1.0%
Bashneft PJSC, Preference Shares, NVS	238,150	6,045,036

Total Preferred Stocks — 4.9% (Cost: $24,847,838)		28,096,862

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(e)(f)(g)	5,326,880	$5,329,543
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(e)(f)	1,601,000	1,601,000

		6,930,543

Total Short-Term Investments — 1.2% (Cost: $6,930,289)		6,930,543

Total Investments in Securities — 99.9% (Cost: $566,872,288)		569,657,392

Other Assets, Less Liabilities — 0.1%		464,074

Net Assets — 100.0%		$570,121,466

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	8,843,342	(3,516,462)	5,326,880	$5,329,543	$25,113	(a)	$2,209	$(1,871)
BlackRock Cash Funds: Treasury, SL Agency Shares	647,271	953,729	1,601,000	1,601,000	7,855		—	—

				$6,930,543	$32,968		$2,209	$(1,871)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini	140	09/20/19	$7,179	$(151,552)

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Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Emerging Markets Dividend ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$534,629,987	$—	$—	$534,629,987
Preferred Stocks	28,096,862	—	—	28,096,862
Money Market Funds	6,930,543	—	—	6,930,543

	$569,657,392	$—	$—	$569,657,392

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(151,552)	$—	$—	$(151,552)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

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